UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      152,452
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES CMN                  COM            002824100  6514.02058   115846 SH       SOLE                SOLE      0    0
AETNA INC CMN                            COM            00817Y108  5436.68778   128862 SH       SOLE                SOLE      0    0
AMGEN INC. CMN                           COM            031162100  3630.75445    56545 SH       SOLE                SOLE      0    0
APACHE CORP. CMN                         COM            037411105     1585.15    17500 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          CL B NEW       84670702    7817.1639   102453 SH       SOLE                SOLE      0    0
BROOKFIELD ASSET MANAGEMENT IN*C. CMN    CL A LTD VT SH 112585104  2667.59352    97074 SH       SOLE                SOLE      0    0
CABLEVISION SYSTEMS CORP CABLEVISION NY  CL A NY CABLVS 12686C109        2133   150000 SH       SOLE                SOLE      0    0
GROUP COM
CANADIAN NATURAL RESOURCES CMN           COM            136385101  1786.09915    47795 SH       SOLE                SOLE      0    0
CHESAPEAKE GRANITE WASH TRUST CMN        COM SH BEN INT 165185109  2299.59428    95657 SH       SOLE                SOLE      0    0
D.R. HORTON, INC. CMN                    NOTE           23331A109  3069.92972   243452 SH       SOLE                SOLE      0    0
FOOT LOCKER, INC. CMN                    COM            344849104  1486.82928    62367 SH       SOLE                SOLE      0    0
ISHARES SILVER TRUST ETF                 ISHARES        46428Q109       269.4    10000 SH       SOLE                SOLE      0    0
KB HOME CMN                              COM            48666K109       218.4    32500 SH       SOLE                SOLE      0    0
KRAFT FOODS INC. CMN CLASS A             CL A           50075N104  1579.61816    42281 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         COM            530555309  14014.1872   354610 SH       SOLE                SOLE      0    0
LIBERTY MEDIA CORPORATION LIBERTY C CMN  COM SER C      530322106  24285.2575   311150 SH       SOLE                SOLE      0    0
CLASS A
LOEWS CORPORATION CMN                    COM            540424108   1863.2232    49488 SH       SOLE                SOLE      0    0
M.D.C.HOLDINGS,INC (DELAWARE) CMN        COM            552676108   1263.8947    71690 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104 15935.44526    42743 SH       SOLE                SOLE      0    0
OCH-ZIFF CAPITAL MGMT, L.L.C. CMN CLASS  CL A           67551U105      1850.2   220000 SH       SOLE                SOLE      0    0
A
PAIN THERAPEUTICS INC CMN                COM            69562K100   5876.9736  1546572 SH       SOLE                SOLE      0    0
PULTE HOMES, INC. CMN                    COM            745867101  1630.83843   258453 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102   5634.0576   782508 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108  5262.31875   539725 SH       SOLE                SOLE      0    0
SOTHEBY'S CMN CLASS A                    COM            835898107   598.75911    20987 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                      GOLD SHS       78463V107     2279.85    15000 SH       SOLE                SOLE      0    0
SUNCOR ENERGY INC. CMN                   COM            867224107      720.75    25000 SH       SOLE                SOLE      0    0
SYNTHESIS ENERGY SYSTEMS INC. CMN        COM            871628103    221.9011   143162 SH       SOLE                SOLE      0    0
THE HOWARD HUGHES CORP CMN               COM            44267D107  2133.10181    48293 SH       SOLE                SOLE      0    0
THE MADISON SQUARE GARDEN CO CMN CLASS A CL A           55826P100  1205.65808    42097 SH       SOLE                SOLE      0    0
UNITEDHEALTH GROUP INCORPORATE*D CMN     COM            91324P102  4923.35928    97146 SH       SOLE                SOLE      0    0
VISA INC. CMN CLASS A                    COM CL A       92826C839 11650.26291   114747 SH       SOLE                SOLE      0    0
WELLPOINT, INC. CMN                      COM            94973V107  6665.34625   100609 SH       SOLE                SOLE      0    0
WINN-DIXIE STORES, INC. CMN CLASS        COM NEW        974280307  3943.15502   420379 SH       SOLE                SOLE      0    0
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